SEGMENT REPORTING (Details 2) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 113,533	$ 108,847
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	100,454	95,779
Non-PRC (including Hong Kong) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 13,079	$ 13,068